Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 476,039	$ 352,340	[1]
Vehicles under operating leases	70,223	97,186	[1]
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	(56,899)	51,534
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets for leased buildings and land	88,322	59,254
Buildings and land | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	433	(1,976)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vehicles under operating leases	10,680	35,307
Machinery and equipment | Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	$ (27,606)	$ 53,477

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.